Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Reconciliation of Total Income Tax Provision
A reconciliation of the total income tax provision tax rate to the statutory federal income tax rates of 21% for the years ended December 31, 2023 and 2022, respectively, is as follows:

	2023	2022
Income tax expense (benefit) at federal statutory rate	(21.0)%	(21.0)%
Change in valuation allowance	25.5%	22.5%
Income tax expense (benefit) at state statutory rate	(0.2)%	(0.2)%
Share based compensation	1.0%	0.9%
NOLs expiring and adjustments to NOL	(0.1)%	0.5%
Research credit	(5.1)%	(2.5)%
Return to provision	(0.1)%	(0.1)%
Change in state rate	—	(0.1)%

	0.0%	0.0%

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of our deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 are as follows (in thousands):

	2023	2022
Deferred tax assets:
Accrued expenses	$269	$262
Share based compensation	99	107
Net operating loss carryforwards	13,397	12,605
Income tax credit carryforwards	1,630	956
Property and equipment, principally due to differences in depreciation	154	89
Intangible assets	3,527	2,073
Other, net	453	53

	19,529	16,145
Valuation allowance	(19,486)	(16,092)

Total deferred tax assets, net of allowance	43	53

	2023	2022
Deferred tax liabilities:
Other	(43)	(53)

Total deferred tax liability	(43)	(53)

Net deferred tax assets (liability)	$—	$—

Unrecognized Tax Benefits Activity
Following is a tabular reconciliation of the unrecognized tax benefits activity during the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Unrecognized Tax Benefits – Beginning	$209	$81
Gross decreases – tax positions in prior period	(16)	(1)
Gross increase – current-period tax positions	215	129

Unrecognized Tax Benefits – Ending	$408	$209